Assets held for sale and associated liabilities - Narrative (Details) - Mahigaming LLC € in Millions, $ in Millions		9 Months Ended	12 Months Ended
	Apr. 07, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Option consideration	$ 2.5	$ 10.0
Final consideration			$ 12.9	€ 12.0
Portion of cash received			$ 10.0	€ 9.2